Plant and equipment	9 Months Ended
Sep. 30, 2020
Plant and equipment
Plant and equipment

5.Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327	—	3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399
Additions	21,003	223,063	73,791	64,701	364,575	2,218,032	2,965,165
Disposals	—	—	(13,884)	(36,110)	—	—	(49,994)
Lease termination and derecognition[1,2]	—	—	—	—	(463,879)	—	(463,879)
Foreign exchange difference	2,573	124	—	7,594	(46,124)	—	(35,833)
September 30, 2020	591,754	494,303	447,956	549,853	1,916,041	10,078,951	14,078,858

Amortization:
December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857
Additions	64,331	78,431	46,123	108,502	388,437	331,261	1,017,085
Disposals	—	—	(9,659)	(29,430)	—	—	(39,089)
Lease termination and derecognition[1,2]	—	—	—	—	(260,443)	—	(260,443)
Foreign exchange difference	472	16	—	2,913	12,229	—	15,630
September 30, 2020	373,576	208,482	369,041	318,660	805,020	331,261	2,406,040

Net book value:
At December 31, 2019	259,405	141,081	55,472	276,993	1,396,672	7,860,919	9,990,542
September 30, 2020	218,178	285,821	78,915	231,193	1,111,021	9,747,690	11,672,818

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with cost of $319,365 and accumulated amortization of $161,565 (see Note  6 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with cost of $144,514 and accumulated amortization of $98,878 (see Note 9 for further information on the termination of the lease)

On September 18, 2017, the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥29 million ($5.5 million), which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle.

As at September 30, 2020, the Company has commenced commercial production and delivered the  first production vehicle. Therefore, the Company has paid 100% of the prototype tooling and molds with actual cost of CNY ¥10.1 million ($2.1 million) and 79% of the mass production tooling and molds with actual cost of CNY ¥40 million ($8.0 million). The unpaid amount of mass production tooling and molds is included in accrued liabilities as at September 30, 2020. As assessed by the Company, the prototype tooling and molds can be adapted for use in mass production.

The prototype and mass production tooling and molds are estimated to be used for 3 years to produce the Generation 3 SOLO EVs. The existing production tooling and molds will be depreciated on a straight line basis over a 3 year period as the assets were custom built for the production of the Generation 3 SOLO EVs and will be retired at the end of the production run. The Company estimates that the residual value of the assets will be minimal at the end of the 3 year period. During the three and nine months ended September 30, 2020, $331,261 ($Nil - three and nine months ended September 30, 2019) was charged to amortization expenses. No amounts were allocated to inventory or charged to cost of goods sold during the period as the Generation 3 SOLO EVs completed as at September 30, 2020 are intended to be used as marketing vehicles for customers to test drive. The Company doesn't intend to sell these marketing vehicles to customers in future periods.

On October 16, 2017, the then CEO of the Company (“Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and had agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen. As at September 30, 2020, the Company has paid 100% of the cost of the prototype tooling and molds and, accordingly, the Share Pledge has been terminated.